Long-Term Debt - Schedule of Maturities of Lease Liabilities (Details) - Novopelle Diamond, LLC [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 9,441
2020	13,628
2021	10,958
Total	34,027
Less current installments	(12,747)
Long-term debt, less current installments	$ 21,280